LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Balance, opening	$192,651	198,405
Addition	-	-
Repayments	(46,561)	(11,437)
Interest expense, accrued	4,977	5,562
Translation difference	(15,096)	121
Balance, ending	135,971	192,651
Less:
Long term loan – current portion	47,740	49,207
Long term loan – non-current portion	$88,231	143,444

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next four years and in the aggregate are:
Year ended	Amount
December 31, 2023	$47,740
December 31, 2024	49,241
December 31, 2025	38,990

$135,971